UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22686

Blackstone / GSO Strategic Credit Fund
(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor
New York, New York 10154
 (Address of principal executive offices) (Zip code)

 (Name and address of agent for service)

Marisa Beeney
345 Park Avenue, 31st Floor
New York, New York 10154

Registrant’s telephone number, including area code: (800) 831-5776

Date of fiscal year end:   December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

Blackstone / GSO Strategic Credit Fund

Portfolio of Investments
March 31, 2016 (Unaudited)

	Principal
	Amount	Market Value

FLOATING RATE LOAN INTERESTS(a) - 106.70%
Aerospace and Defense - 1.86%
Camp International Holding Company, Senior Secured First Lien 2013 Replacement Term Loan, 4.750%, 05/31/2019	$5,303,866	$5,149,152
Camp International Holding Company, Senior Secured Second Lien 2013 Replacement Term Loan, 8.250%, 12/02/2019	5,468,523	4,996,863
TurboCombustor Technology Inc, Senior Secured First Lien Initial Term Loan, 5.500%, 12/02/2020	2,749,219	2,446,804
		12,592,819

Automotive - 2.03%
American Tire Distributors Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 09/01/2021	1,789,399	1,786,044
Dealer Tire LLC, Senior Secured First Lien Initial Term Loan, 3.220%, 12/22/2021	4,437,323	4,442,870
KAR Auction Services Inc, Senior Secured First Lien Tranche B-3 Term Loan, 4.250%, 03/09/2023	1,659,177	1,666,776
Mitchell International Inc, Senior Secured Second Lien Term Loan, 8.500%, 10/11/2021	6,559,757	5,829,984
		13,725,674

Banking, Finance, Insurance and Real Estate - 6.82%
Acrisure LLC, Senior Secured First Lien Term B Loan, 6.500%, 05/19/2022	1,611,887	1,587,708
AmWins Group LLC, Senior Secured First Lien New Term Loan, 5.250%, 09/06/2019	2,646,318	2,656,916
Arnhold and S Bleichroeder Holdings Inc, Senior Secured First Lien Initial Term Loan, L+4.00%, 12/01/2022(b)	5,286,750	5,231,688
AssuredPartners Capital Inc, Senior Secured First Lien Term Loan, 5.750%, 10/24/2022	2,907,692	2,898,606
Asurion LLC, Senior Secured First Lien Incremental Tranche B-1 Term Loan, 5.000%, 05/24/2019	3,652,136	3,608,000
Asurion LLC, Senior Secured Second Lien Term Loan, 8.500%, 03/03/2021	5,763,158	5,431,776
Confie Seguros Holding II Co, Senior Secured First Lien Term B Loan, 5.750%, 11/09/2018	2,006,881	1,976,778
Cunningham Lindsey US Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 12/10/2019	8,886,579	6,276,147
Global Payments Inc, Senior Secured First Lien Term B Loan, L+3.50%, 03/24/2023(b)	1,283,880	1,292,444
Opal Acquisition Inc, Senior Secured First Lien Term B Loan, 5.000%, 11/27/2020	4,231,814	3,745,155
Solera LLC, Senior Secured First Lien Dollar Term Loan, 5.750%, 02/28/2023	5,208,333	5,212,526
TransFirst Inc, Senior Secured Second Lien Term Loan, 10.500%, 11/11/2022	3,300,000	3,316,517
Victory Capital Operating LLC, Senior Secured First Lien Initial Term Loan, 7.000%, 10/29/2021	3,020,408	2,929,796
		46,164,057

Beverage, Food and Tobacco - 2.78%
AdvancePierre Foods Inc, Senior Secured Second Lien Term Loan, 9.500%, 10/10/2017	7,344,444	7,316,903
CEC Entertainment Inc, Senior Secured First Lien Term B Loan, 4.000%, 02/15/2021	3,989,822	3,889,078
Fairway Group Acquisition Company, Senior Secured First Lien Term Loan, 5.000%, 08/17/2018	3,386,512	2,274,602
Performance Food Group Inc, Senior Secured Second Lien Initial Term Loan, 7.210%, 11/14/2019	1,228,571	1,231,643
RGIS Services LLC, Senior Secured First Lien Extended Maturity Term Loan, 5.500%, 10/18/2017	2,880,420	2,138,712
Winebow Holdings Inc, Senior Secured Second Lien Initial Term Loan, 8.500%, 12/31/2021	2,387,283	1,981,445
		18,832,383

Capital Equipment - 0.83%
Sensus USA Inc, Senior Secured Second Lien Term Loan, 8.500%, 05/09/2018	5,631,411	5,610,293

Chemicals, Plastics and Rubber - 2.75%
Emerald Performance Materials LLC, Senior Secured First Lien Initial Term Loan, 4.500%, 08/02/2021	1,757,851	1,729,726
Huntsman International LLC, Senior Secured First Lien Term Loan, L+3.50%, 01/01/2030(b)	2,880,658	2,872,564
Pinnacle Operating Corporation, Senior Secured First Lien Term B Refinancing Loan, 4.750%, 11/15/2018	9,636,141	8,431,623

	Principal
	Amount	Market Value

Chemicals, Plastics and Rubber (continued)
Royal Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 06/20/2022	$760,728	$740,287
Tekni-Plex Inc, Senior Secured Second Lien Initial Term Loan, 8.750%, 06/01/2023	5,192,308	4,854,808
		18,629,008

Construction and Building - 5.73%
Atkore International Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 04/09/2021	4,126,500	4,028,496
Builders FirstSource Inc, Senior Secured First Lien Initial Term Loan, 6.000%, 07/22/2022	3,287,615	3,273,922
C.H.I. Overhead Doors Inc, Senior Secured Second Lien Initial Term Loan, 8.750%, 07/28/2023	7,368,421	6,944,737
Jeld-Wen Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 10/15/2021	3,950,000	3,953,278
Jeld-Wen Inc, Senior Secured First Lien Term B-1 Loan, 4.750%, 07/01/2022	2,859,195	2,858,309
Priso Acquisition Corporation, Senior Secured First Lien Initial Term Loan, 4.500%, 05/09/2022	1,729,999	1,695,399
SRS Distribution Inc, Senior Secured First Lien Tranche B-1 Loan, 5.250%, 08/25/2022	3,330,327	3,336,571
Stardust Finance Holdings Inc, Senior Secured First Lien Junior Term Loan, 10.500%, 03/13/2023	2,333,333	2,275,000
Stardust Finance Holdings Inc, Senior Secured First Lien Term Loan, 6.500%, 03/14/2022	4,975,603	4,938,286
US LBM Holdings LLC, Senior Secured First Lien Initial Term Loan, 6.250%, 08/20/2022	5,740,385	5,517,945
		38,821,943

Consumer Goods Durable - 1.07%
Apex Tool Group LLC, Senior Secured First Lien Term Loan, 4.500%, 01/31/2020	1,726,537	1,678,522
Hercules Achievement Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 12/13/2021	4,937,500	4,935,451
MModal LLC, Senior Secured First Lien Term B Loan, 9.000%, 01/31/2020	781,569	644,794
		7,258,767

Consumer Goods Non Durable - 1.41%
FGI Operating Company LLC, Senior Secured First Lien Term B Loan, 5.500%, 04/19/2019	1,939,759	1,513,012
Inmar Inc, Senior Secured Second Lien Initial Term Loan, 8.000%, 01/27/2022	9,034,198	7,031,633
SRAM LLC, Senior Secured First Lien Term Loan, 4.000%, 04/10/2020	1,240,595	1,032,795
		9,577,440

Containers, Packaging and Glass - 3.15%
Berlin Packaging LLC, Senior Secured Second Lien Initial Term Loan, 7.750%, 10/03/2022	428,571	390,000
Charter Nex US Holdings Inc, Senior Secured First Lien Initial Term Loan, L+4.25%, 02/07/2022(b)	2,100,365	2,088,110
Hilex Poly Co LLC, Senior Secured First Lien Term Loan, 6.000%, 12/06/2021	5,280,000	5,280,000
Hilex Poly Co LLC, Senior Secured Second Lien Term Loan, 9.750%, 06/06/2022	5,789,078	5,441,733
Multi Packaging Solutions Inc, Senior Secured First Lien Initial Dollar Tranche B Term Loan, 4.250%, 09/30/2020	8,170,830	8,150,403
		21,350,246

Energy, Oil and Gas - 3.74%
Ascent Resources - Marcellus LLC, Senior Secured First Lien Term Loan, 5.250%, 08/04/2020	7,407,407	1,277,778
Blackbrush Oil & Gas LP, Senior Secured Second Lien Term Loan, 7.500%, 07/30/2021	6,212,389	4,809,414
Brock Holdings III Inc, Senior Secured Second Lien Initial Term Loan, 10.000%, 03/16/2018	3,833,333	2,798,333
Chief Exploration & Development LLC, Senior Secured Second Lien Term Loan, 7.500%, 05/17/2021	752,941	448,941
Crestwood Holdings LLC, Senior Secured First Lien Tranche B-1 Term Loan, 9.000%, 06/19/2019	5,096,761	2,616,346
EMG Utica LLC, Senior Secured First Lien Term Loan, 4.750%, 03/27/2020	1,537,099	1,218,151
Expro Finservices SARL, Senior Secured First Lien Initial Term Loan, 5.750%, 09/2/2021	1,590,750	1,083,039
Jonah Energy Inc, Senior Secured Second Lien Initial Term Loan, 7.500%, 05/12/2021	7,246,575	3,731,986
Sheridan Investment Partners I LLC, Senior Secured First Lien Tranche B-2 Term Loan, 4.250%, 10/01/2019	5,566,796	2,338,054
Sheridan Production Partners I-A LP, Senior Secured First Lien Tranche B-2 Term Loan, 4.250%, 10/01/2019	737,646	309,811
Sheridan Production Partners I-M LP, Senior Secured First Lien Tranche B-2 Term Loan, 4.250%, 10/01/2019	450,559	189,235
Templar Energy LLC, Senior Secured Second Lien Term Loan, 8.500%, 11/25/2020	8,146,154	916,442
Utex Industries Inc, Senior Secured Second Lien New Term Loan, 8.250%, 05/23/2022	3,181,818	1,442,414
W3 Co, Senior Secured First Lien Term Loan, 5.750%, 03/13/2020	777,069	619,712

	Principal
	Amount	Market Value

Energy, Oil and Gas (continued)
W3 Co, Senior Secured Second Lien Term Loan, 9.250%, 09/14/2020	$3,385,430	$1,523,443
		25,323,099

Environmental Industries - 0.80%
EnergySolutions LLC, Senior Secured First Lien Advance Term Loan, 6.750%, 05/29/2020	2,728,312	2,537,330
Infiltrator Water Technologies LLC, Senior Secured First Lien Term B Loan, 5.250%, 05/27/2022	1,701,429	1,704,619
Wastequip LLC, Senior Secured First Lien Term Loan, 5.500%, 08/09/2019	1,183,913	1,183,173
		5,425,122

Healthcare and Pharmaceuticals - 7.95%
Acadia Healthcare Co Inc, Senior Secured First Lien Tranche B-2 Term Loan, 4.500%, 02/16/2023	1,342,788	1,348,663
Albany Molecular Research Inc, Senior Secured First Lien Term Loan, L+4.75%, 07/16/2021(b)	800,000	798,000
Alvogen Pharma US Inc, Senior Secured First Lien Term Loan, 6.000%, 04/01/2022	5,738,241	5,659,340
Concordia Healthcare Corp, Senior Secured First Lien Dollar Term Loan, 5.250%, 10/21/2021	5,407,009	5,279,945
CT Technologies Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, L+4.25%, 12/01/2021(b)	3,008,950	2,969,458
Genoa a QoL Healthcare Company LLC, Senior Secured First Lien Initial Term Loan, 4.500%, 04/29/2022	1,028,201	1,018,562
Greatbatch Ltd, Senior Secured First Lien Term B Loan, 5.250%, 10/27/2022	7,185,629	7,189,006
Medpace Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 04/01/2021	1,153,493	1,149,168
National Mentor Holdings Inc, Senior Secured First Lien Initial Tranche B Term Loan, 4.250%, 01/29/2021	3,554,404	3,529,221
Onex Carestream Finance LP, Senior Secured Second Lien Term Loan, 9.500%, 12/09/2019	9,413,379	7,828,778
Onex Schumacher Finance LP, Senior Secured First Lien Initial Term Loan, L+4.00%, 08/01/2022(b)	2,743,517	2,712,652
Physio-Control International Inc, Senior Secured First Lien Initial Term Loan, 5.500%, 06/06/2022	4,507,531	4,513,166
Sage Products Holdings III LLC, Senior Secured Second Lien Initial Term Loan, 9.250%, 06/15/2020	754,717	757,551
Smile Brands Group Inc, Senior Secured First Lien Term B Non-PIK Loan, 9.000%, 08/16/2019	4,078,669	3,431,180
Surgery Center Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 11/03/2020	3,097,159	3,065,227
U.S. Renal Care Inc, Senior Secured First Lien Initial Term Loan, L+4.25%, 12/30/2022(b)	2,566,018	2,561,745
		53,811,662

High Tech Industries - 27.64%
Ascend Learning LLC, Senior Secured First Lien Term Loan, 5.500%, 07/31/2019	926,344	924,954
Ascend Learning LLC, Senior Secured Second Lien Term Loan, 9.500%, 11/30/2020	1,000,000	935,000
Aspect Software Inc, Senior Secured First Lien Tranche B Non-PIK Term Loan, 9.500%, 05/09/2016	13,521,348	13,453,741
Avago Technologies Cayman Finance Limited, Senior Secured First Lien Term B-1 Dollar Loan, 4.250%, 02/01/2023	13,767,796	13,718,508
Blackboard Inc, Senior Secured First Lien Term B-3 Loan, 4.750%, 10/04/2018	6,727,207	6,284,322
Blue Coat Holdings Inc, Senior Secured First Lien Initial Term Loan, L+3.50%, 05/20/2022(b)	6,827,893	6,738,277
BMC Software Finance Inc, Senior Secured First Lien Initial US Term Loan, 5.000%, 09/10/2020	2,033,565	1,710,096
Compuware Corporation, Senior Secured First Lien Tranche B-2 Term Loan, 6.250%, 12/15/2021	3,950,000	3,793,244
Compuware Corporation, Senior Secured Second Lien Term Loan, 9.250%, 12/15/2022	4,000,000	3,410,000
Epicor Software Corporation, Senior Secured First Lien Term B Loan, 4.750%, 06/01/2022	5,682,549	5,407,883
EZE Software Group LLC, Senior Secured Second Lien Term Loan, 7.250%, 04/05/2021	2,956,466	2,813,565
Flexera Software LLC, Senior Secured Second Lien Term Loan, L+7.00%, 04/02/2021(b)	2,800,000	2,625,000
Hyland Software Inc, Senior Secured Second Lien Term Loan, 8.250%, 07/03/2023	2,524,544	2,388,850
Informatica Corporation, Senior Secured First Lien Dollar Term Loan, 4.500%, 08/05/2022	4,912,025	4,832,205
Kronos Incorporated, Senior Secured Second Lien Initial Term Loan, 9.750%, 04/30/2020	14,346,991	14,329,058
Landslide Holdings Inc, Senior Secured First Lien Term Loan, 5.000%, 02/25/2020	5,395,089	5,314,163
MA FinanceCo LLC, Senior Secured First Lien Initial Tranche B Term Loan, 5.250%, 11/19/2021	5,228,370	5,229,677
Magic Newco LLC, Senior Secured First Lien USD Term Loan, L+4.00%, 12/12/2018(b)	596,045	597,162
Microsemi Corporation, Senior Secured First Lien Term B Loan, 5.250%, 01/16/2023	12,077,285	12,150,896
MSC Software Corporation, Senior Secured Second Lien Term Loan, 8.500%, 05/31/2021	4,095,833	3,522,417
ON Semiconductor Corp, Senior Secured First Lien New Term Loan, L+4.50%, 03/31/2023(b)	14,310,051	14,352,552
P2 Upstream Acquisition Co, Senior Secured First Lien Term Loan, 5.000%, 10/30/2020	4,189,286	3,274,618

	Principal
	Amount	Market Value

High Tech Industries (continued)
Peak 10 Inc, Senior Secured First Lien Term Loan, 5.000%, 06/17/2021	$2,436,600	$2,381,776
Peak 10 Inc, Senior Secured Second Lien Initial Term Loan, 8.250%, 06/17/2022	4,750,000	3,918,750
ProQuest LLC, Senior Secured First Lien Initial Term Loan, 5.750%, 10/25/2021	2,369,950	2,300,629
Rocket Software Inc, Senior Secured First Lien Term Loan, 5.750%, 02/08/2018	2,760,661	2,754,905
Serena Software Inc, Senior Secured First Lien Term Loan, 7.500%, 04/14/2020	923,257	921,720
Sophia LP, Senior Secured First Lien Closing Date Term Loan, 4.750%, 09/30/2022	8,961,115	8,843,500
Tech Finance & Co SCA, Senior Secured First Lien US Term Loan, 5.000%, 07/13/2020	8,628,294	8,574,367
TierPoint LLC, Senior Secured First Lien Term B-1 Loan, L+4.50%, 12/13/2021(b)	10,971,429	10,793,143
TTM Technologies Inc, Senior Secured First Lien Term B Loan, 6.000%, 05/31/2021	6,756,470	6,427,092
Vertafore Inc, Senior Secured Second Lien Term Loan, 9.750%, 10/27/2017	9,250,000	9,266,187
Western Digital Corporation, Senior Secured First Lien US Term Loan, L+5.50%, 04/30/2023(b)	3,225,806	3,192,548
		187,180,805

Hotels, Gaming and Leisure - 2.34%
Alpha Topco Limited - Delta 2 (Lux) Sarl, Senior Secured First Lien Facility B3 (USD) Term Loan, 4.750%, 07/30/2021	2,373,451	2,313,699
Alpha Topco Limited - Delta 2 (Lux) Sarl, Senior Secured Second Lien Term Loan, 7.750%, 07/29/2022	4,000,000	3,690,020
Corner Investment Propco LLC, Senior Secured First Lien Term B Loan, 11.000%, 11/04/2019	2,835,939	2,736,681
Scientific Games International Inc, Senior Secured First Lien B-2 Term Loan, 6.000%, 10/01/2021	7,302,521	7,091,442
		15,831,842

Media Broadcasting and Subscription - 3.42%
Cumulus Media Holdings Inc, Senior Secured First Lien Term Loan, 4.250%, 12/23/2020	7,721,961	5,250,934
Neptune Finco Corp, Senior Secured First Lien Initial Term Loan, 5.000%, 10/10/2022	8,219,178	8,242,931
Numericable US LLC, Senior Secured First Lien USD Term B6 Loan, 4.750%, 02/10/2023	9,750,000	9,692,865
		23,186,730

Metals and Mining - 1.16%
Fairmount Santrol Inc, Senior Secured First Lien Tranche B-2 Term Loan, 4.500%, 09/05/2019	2,992,327	1,600,895
McJunkin Red Man Corporation, Senior Secured First Lien 2013 Term Loan, 4.750%, 11/08/2019	2,947,633	2,844,466
Murray Energy Corporation, Senior Secured First Lien Term B-1 Loan, 7.000%, 04/17/2017	1,829,374	1,262,269
Murray Energy Corporation, Senior Secured First Lien Term B-2 Loan, 7.500%, 04/16/2020	4,105,746	2,118,565
		7,826,195

Retail - 6.57%
Albertson's LLC, Senior Secured First Lien Term B-2 Loan, 5.500%, 03/21/2019	2,673,369	2,677,633
Albertson's LLC, Senior Secured First Lien Term B-4 Loan, 5.500%, 08/25/2021	3,960,000	3,970,890
Ascena Retail Group Inc, Senior Secured First Lien Tranche B Term Loan, 5.250%, 08/19/2022	6,911,375	6,753,001
DBP Holding Corp, Senior Secured First Lien Initial Term Loan, 5.250%, 10/11/2019	1,874,104	1,696,064
Jill Acquisition LLC, Senior Secured First Lien Initial Term Loan, 6.000%, 05/09/2022	2,343,922	2,238,445
Neiman Marcus Group Ltd LLC, Senior Secured First Lien Other Term Loan, 4.250%, 10/26/2020	3,232,592	2,969,944
Nine West Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 10/08/2019	4,919,887	2,991,292
Payless Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 03/11/2021	6,581,120	3,345,381
Payless Inc, Senior Secured Second Lien Initial Term Loan, 8.500%, 03/11/2022	1,845,543	475,227
Petco Animal Supplies Inc, Senior Secured First Lien Tranche B-2 Term Loan, 5.619%, 01/26/2023	15,000,000	15,015,000
Pier 1 Imports (US) Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 04/30/2021	2,046,875	1,878,008
Sports Authority (The), Senior Secured First Lien Term B Loan, 7.500%, 11/16/2017	3,755,182	450,622
		44,461,507

Services - Business - 12.13%
Advantage Sales & Marketing Inc, Senior Secured Second Lien Initial Term Loan, 7.500%, 07/25/2022	6,750,000	6,146,719
Allied Security Holdings LLC, Senior Secured Second Lien Closing Date Loan, L+7.00%, 08/13/2021(b)	1,600,000	1,496,000
Crossmark Holdings Inc, Senior Secured First Lien Term Loan, 4.500%, 12/20/2019	7,944,024	5,723,669
Crossmark Holdings Inc, Senior Secured Second Lien Term Loan, 8.750%, 12/21/2020	4,000,000	2,080,000
eResearch Technology Inc, Senior Secured First Lien Term Loan, 5.500%, 05/08/2022	5,293,333	5,291,692
FHC Health Systems Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 12/23/2021	3,030,405	2,931,917
FR Dixie Acquisition Corp, Senior Secured First Lien Initial Term Loan, 5.750%, 12/18/2020	5,144,737	2,135,066

	Principal
	Amount	Market Value

Services - Business (continued)
GCA Services Group Inc, Senior Secured First Lien Term Loan, 5.750%, 02/22/2023	$10,112,360	$10,162,921
Neff Rental LLC, Senior Secured Second Lien Closing Date Term Loan, 7.250%, 06/09/2021	6,070,059	5,387,177
Packaging Coordinators Inc, Senior Secured First Lien Term B Loan, 5.250%, 08/02/2021	2,224,804	2,204,414
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Incremental Term Loan, 6.750%, 02/28/2022	8,481,132	7,898,054
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Initial Term Loan, L+5.75%, 02/28/2022(b)	3,795,455	3,534,517
SurveyMonkey.com LLC, Senior Secured First Lien Term Loan, 6.250%, 02/07/2019	5,449,102	5,312,874
Transaction Network Services, Senior Secured First Lien Initial Term Loan, 5.000%, 02/14/2020	1,945,096	1,919,567
Transaction Network Services, Senior Secured Second Lien Initial Term Loan, 9.000%, 08/14/2020	4,980,931	4,860,567
TravelCLICK Inc, Senior Secured Second Lien Initial Term Loan, 8.750%, 11/08/2021	7,750,000	6,897,500
Truven Health Analytics Inc, Senior Secured First Lien New Tranche B Term Loan, 4.500%, 06/06/2019	3,204,492	3,203,499
US Security Associates Holdings Inc, Senior Secured First Lien Delayed Draw Term Loan, L+5.00%, 07/28/2017(b)	41,946	41,911
US Security Associates Holdings Inc, Senior Secured First Lien Term B Loan, L+4.75%, 07/28/2017(b)	257,834	257,619
USAGM Holdco LLC, Senior Secured First Lien Initial Term Loan, L+3.75%, 07/28/2022(b)	4,788,000	4,644,360
		82,130,043

Services - Consumer - 1.86%
California Pizza Kitchen Inc, Senior Secured First Lien Term Loan 5.250%, 03/29/2018	4,102,186	3,562,072
Monitronics International Inc, Senior Secured First Lien Term B-1 Loan, 4.500%, 04/11/2022	2,990,834	2,783,973
Nord Anglia Education Finance LLC, Senior Secured First Lien Initial Term Loan, 5.000%, 03/31/2021	2,802,139	2,767,126
NVA Holdings Inc, Senior Secured Second Lien Term Loan, 8.000%, 08/14/2022	826,001	809,481
Renaissance Learning Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 04/09/2021	2,750,877	2,676,961
		12,599,613

Telecommunications - 2.93%
ConvergeOne Holdings Corporation, Senior Secured First Lien Initial Term Loan, 6.000%, 06/17/2020	3,550,759	3,435,359
Fairpoint Communications Inc, Senior Secured First Lien Term Loan, 7.500%, 02/14/2019	4,110,315	4,087,626
IPC Corp, Senior Secured First Lien Term B-1 Loan, 5.500%, 08/06/2021	2,956,440	2,766,740
Nextgen Finance LLC, Senior Secured First Lien Term B Loan, 5.000%, 05/31/2021	1,965,000	1,650,600
Windstream Services LLC, Senior Secured Tranche B-6 Term Loan, L+5.00%, 03/15/2021(b)	7,000,000	6,956,250
Zayo Group LLC, Senior Secured First Lien 2016 Incremental Term Loan, 4.500%, 05/06/2021	950,000	954,275
		19,850,850

Transportation Cargo - 0.75%
Navistar International Corporation, Senior Secured First Lien Tranche B Term Loan, 6.500%, 08/07/2020	5,557,500	5,102,480

Transportation Consumer - 1.15%
Lineage Logistics LLC, Senior Secured First Lien Term Loan, 4.500%, 04/07/2021	7,394,448	6,248,309
Travelport Finance (Luxembourg) Sarl, Senior Secured First Lien Initial Term Loan, L+4.75%, 09/02/2021(b)	1,500,000	1,501,125
		7,749,434

Utilities Electric - 5.82%
Atlantic Power Limited Partnership, Senior Secured First Lien Term Loan, 4.750%, 02/24/2021	423,792	423,529
Chief Power Finance LLC, Senior Secured First Lien Term B Advance Loan, 5.750%, 12/31/2020	4,879,284	4,244,977
Exgen Texas Power LLC, Senior Secured First Lien Term Loan, 5.750%, 09/20/2021	6,304,541	4,176,758
Granite Acquisition Inc, Senior Secured Second Lien Term B Loan, 8.250%, 12/19/2022	3,383,459	2,656,015
Moxie Patriot LLC, Senior Secured First Lien Construction B-1 Facility Term Loan, 6.750%, 12/18/2020	462,963	420,139
Panda Liberty LLC, Senior Secured First Lien Construction B-1 Facility Term Loan, 7.500%, 08/21/2020	6,941,176	6,351,177
Panda Sherman Power LLC, Senior Secured First Lien Term Loan, 9.000%, 09/14/2018	4,196,758	3,630,196

	Principal
	Amount	Market Value

Utilities Electric (continued)
Panda Temple Power II LLC, Senior Secured First Lien Construction Term Loan, 7.250%, 04/03/2019	$10,020,341	$8,467,188
Pike Corporation, Senior Secured First Lien Initial Term Loan, 5.500%, 12/22/2021	1,854,839	1,849,432
Sandy Creek Energy Associates LP, Senior Secured First Lien Term Loan, 5.000%, 11/09/2020	8,221,664	4,816,498
TPF II Power LLC, Senior Secured First Lien Term Loan, 5.500%, 10/02/2021	2,425,357	2,378,365
		39,414,274

Utilities, Oil and Gas - 0.01%
Energy Transfer Equity LP, Senior Secured First Lien Term Loan, 3.250%, 12/02/2019	88,067	78,946

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $804,776,469)		722,535,232

CORPORATE BONDS - 39.04%
Automotive - 1.05%
Omega US Sub LLC, Senior Unsecured Bond, 8.750%, 07/15/2023(c)	7,400,000	7,141,000

Banking, Finance, Insurance and Real Estate - 4.46%
Fly Leasing Limited, Senior Unsecured Bonds, 6.375%, 10/15/2021	2,100,000	1,997,625
Hockey Merger Sub 2 Inc, Senior Unsecured Bond, 7.875%, 10/01/2021(c)	4,000,000	3,950,000
HUB Holdings LLC, Senior Unsecured Bond, 8.125%, 07/15/2019(c)(d)	7,500,000	6,975,000
National Financial Partners Corp, Senior Unsecured Bond, 9.000%, 07/15/2021(c)	8,750,000	8,432,813
Onex York Acquisition Co, Senior Unsecured Bond, 8.500%, 10/01/2022(c)	12,200,000	7,853,750
Opal Acquisition Inc, Senior Unsecured Bond, 8.875%, 12/15/2021(c)	1,418,000	996,145
		30,205,333

Beverage, Food and Tobacco - 3.81%
Alphabet Holding Co Inc, Senior Unsecured Bond, 7.750%, 11/01/2017(d)	3,828,000	3,866,280
Dole Food Co Inc, Senior Secured Bond, 7.250%, 05/01/2019(c)	6,350,000	6,334,125
P F Chang's China Bistro Inc, Senior Unsecured Bond, 10.250%, 06/30/2020(c)	13,415,000	12,241,188
US Foods Inc, Senior Unsecured Bond, 8.500%, 06/30/2019	3,250,000	3,351,562
		25,793,155

Capital Equipment - 1.07%
Hardwoods Acquisition Inc, Senior Secured Bond, 7.500%, 08/01/2021(c)	3,250,000	2,226,250
NWH Escrow Corp, Senior Secured Bond, 7.500%, 08/01/2021(c)	7,650,000	5,049,000
		7,275,250

Chemicals, Plastics and Rubber - 0.26%
Pinnacle Operating Corporation, Senior Secured Bond, 9.000%, 11/15/2020(c)	2,000,000	1,735,000

Construction and Building - 3.95%
Builders FirstSource Inc, Senior Unsecured Bond:
7.625%, 06/01/2021(c)	9,500,000	9,915,530
10.750%, 08/15/2023(c)	5,000,000	5,062,500
PriSo Acq Corp / Bldng Pro, Senior Unsecured Bond, 9.000%, 05/15/2023(c)	10,080,000	9,097,200
Zachry Holdings Inc, Senior Unsecured Bond, 7.500%, 02/01/2020(c)	2,700,000	2,646,000
		26,721,230

Consumer Goods Durable - 0.24%
Apex Tool Group LLC, Senior Unsecured Bond, 7.000%, 02/01/2021(c)	650,000	529,750
Hillman Group Inc (The), Senior Unsecured Bond, 6.375%, 07/15/2022(c)	1,300,000	1,092,000
		1,621,750

Consumer Goods Non Durable - 0.46%
Revlon Consumer Products Corporation, Senior Unsecured Bond, Series WI, 5.750%, 02/15/2021	3,000,000	3,097,500

Containers, Packaging and Glass - 2.81%
Beverage Packaging Holdings Luxembourg II SA, Senior Unsecured Bond, 6.000%, 06/15/2017(c)	1,000,000	995,625
Coveris Holding Corp, Senior Unsecured Bond, 10.000%, 06/01/2018(c)	12,105,000	11,620,800

	Principal
	Amount	Market Value

Containers, Packaging and Glass (continued)
Coveris Holdings SA, Senior Unsecured Bond, 7.875%, 11/01/2019(c)	$7,140,000	$6,426,000
		19,042,425

Energy, Oil and Gas - 3.12%
Atlas EN Hldgs OP Co / ATL, Senior Unsecured Bond:
7.750%, 01/15/2021	2,550,000	382,500
9.250%, 08/15/2021	1,800,000	288,000
Calumet Specialty Prod, Senior Unsecured Bond, 7.750%, 04/15/2023	6,600,000	4,587,000
Comstock Resources Inc, Senior Unsecured Bond:
7.750%, 04/01/2019	1,000,000	130,000
10.000%, 03/16/2020(c)	3,000,000	1,492,500
CSI Compressco LP / CSI Compressco Finance Inc, Senior Unsecured Bond, 7.250%, 08/15/2022	800,000	562,000
Genesis Energy LP, Senior Unsecured Bond, 6.750%, 08/01/2022	3,650,000	3,426,437
Lightstream Resources, Senior Unsecured Bond, Series AI, 9.875%, 06/15/2019	7,808,742	6,774,084
NGL Energy Partners LP / Fin Corp, Senior Secured Bond, Series WI, 5.125%, 07/15/2019	2,200,000	1,342,000
SandRidge Energy Inc, Senior Secured Bond, 8.750%, 06/01/2020(c)	6,250,000	1,546,875
Talos Production LLC, Senior Unsecured Bond, 9.750%, 02/15/2018(c)	2,000,000	610,000
		21,141,396

Forest Products and Paper - 0.41%
Tembec Industries Inc, Senior Secured Bond, 9.000%, 12/15/2019(c)	3,961,000	2,752,895

Healthcare and Pharmaceuticals - 1.16%
Concordia Healthcare Corp, Senior Unsecured Bond, 7.000%, 04/17/2023(c)	4,500,000	3,881,250
Surgery Center Holdings Inc, Senior Unsecured Bond, 8.875%, 04/15/2021(c)	4,000,000	4,010,000
		7,891,250

High Tech Industries - 2.21%
BMC Software Inc, Senior Unsecured Bond, 7.250%, 06/01/2018	5,330,000	4,770,350
Boxer Parent Co Inc, Senior Unsecured Bond, 9.000%, 10/15/2019(c)(d)	3,000,000	2,085,000
Global A&T Electronics, Senior Unsecured Bond, 10.000%, 02/01/2019(c)	6,000,000	3,855,000
Project Homestake Merger, Senior Unsecured Bond, 8.875%, 03/01/2023(c)	2,216,000	2,216,000
Western Digital Corporation, Senior Unsecured Bond, 10.500%, 04/01/2024(c)	2,020,000	2,026,312
		14,952,662

Hotels, Gaming and Leisure - 5.39%
Mood Media Corporation, Senior Unsecured Bond, 9.250%, 10/15/2020(c)	9,850,000	6,599,500
Palace Entertainment Holdings LLC, Senior Secured Bond, 8.875%, 04/15/2017(c)	13,074,000	12,730,808
Scientific Games Corp, Senior Secured Bond, 8.125%, 09/15/2018	19,000,000	16,150,000
Scientific Games International Inc, Senior Secured Bond, 7.000%, 01/01/2022(c)	1,000,000	1,025,000
		36,505,308

Media Advertising, Printing and Publishing - 0.15%
Southern Graphics Inc, Senior Unsecured Bond, 8.375%, 10/15/2020(c)	1,000,000	1,002,500

Media Broadcasting and Subscription - 0.88%
Cequel Communications Holdings I, Senior Unsecured Bond:
6.375%, 09/15/2020(c)	5,500,000	5,472,500
5.125%, 12/15/2021(c)	500,000	468,750
		5,941,250

Media Diversified and Production - 0.23%
Cablevision Systems Corp, Senior Unsecured Bond, 8.000%, 04/15/2020	1,600,000	1,556,000

Retail - 0.24%
Nine West Holdings Inc, Senior Unsecured Bond, 8.250%, 03/15/2019(c)	5,600,000	1,596,000

Services - Business - 1.06%
Modular Space Corp, Senior Secured Bond, 10.250%, 01/31/2019(c)	12,840,000	7,190,400

	Principal
	Amount	Market Value

Services - Consumer - 0.76%
Monitronics International Inc, Senior Unsecured Bond, 9.125%, 04/01/2020	$6,330,000	$5,158,950

Telecommunications - 3.49%
Avaya Inc, Senior Secured Bond, 10.500%, 03/01/2021(c)	20,000,000	6,250,000
Fairpoint Communications Inc, Senior Secured Bond, 8.750%, 08/15/2019(c)	7,350,000	6,991,687
Frontier Communications, Senior Unsecured Bond:
10.500%, 09/15/2022(c)	750,000	771,563
7.125%, 01/15/2023	4,000,000	3,560,000
Numericable Group SA, Senior Secured Bond, 6.000%, 05/15/2022(c)	2,250,000	2,205,000
Sorenson Communications Inc, Senior Secured Bond, 9.000%, 10/31/2020(c)(d)	1,530,612	1,400,510
Sorenson Holdings LLC, Senior Unsecured Bond, 13.000%, 10/31/2021(c)(d)	1,163,265	1,151,633
Windstream Corporation Inc, Senior Unsecured Bond, 7.750%, 10/15/2020	1,500,000	1,297,500
		23,627,893

Transportation - Cargo - 0.21%
Air Medical Merger Sub, Senior Unsecured Bond, 6.375%, 05/15/2023(c)	1,500,000	1,413,750

Utilities Electric - 1.62%
GenOn Energy Inc, Senior Secured Bond, 9.875%, 10/15/2020	7,400,000	4,810,000
NRG Energy Inc, Senior Secured Bond, 6.250%, 05/01/2024	3,500,000	3,228,750
RRI Energy Inc, Senior Unsecured Bond, 7.875%, 06/15/2017	3,900,000	2,944,500
		10,983,250

TOTAL CORPORATE BONDS
(Cost $322,193,977)		264,346,147

	Shares	Market Value
COMMON STOCK - 0.02%
High Tech Industries - 0.02%
New MMI Holdings Inc(e)	10,357	$152,542

TOTAL COMMON STOCK
(Cost $416,850)		152,542

Total Investments - 145.76%
(Cost $1,127,387,296)		987,033,921

Assets in Excess of Other Liabilities - 2.97%		20,128,333

Leverage Facility - (48.73)%		(330,000,000)

Net Assets - 100.00%		$677,162,254

Amounts above are shown as a percentage of net assets as of March 31, 2016.

(a)	The interest rate shown represents the rate at period end.
(b)
All or a portion of this position has not settled as of March 31, 2016. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $191,065,109, which represents approximately 28.22% of net assets as of March 31, 2016. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.

(d)	Option to convert to pay-in-kind security.
(e)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone / GSO Strategic Credit Fund (the “Fund” or “BGB”) is a diversified, closed-end management investment company. BGB was organized as a Delaware statutory trust on March 28, 2012. BGB was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on April 6, 2012. BGB commenced operations on September 26, 2012. Prior to that date, BGB had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGB to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BGB’s investment adviser. BGB’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGB.”

BGB’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. The Fund will seek to achieve its investment objectives by investing primarily in a diversified portfolio of loans and other fixed income instruments of predominantly U.S. corporate issuers, including first- and second-lien secured loans (‘‘Senior Secured Loans’’ or “Loans”) and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB’s assets will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics.

BGB will dissolve on or about September 15, 2027, absent shareholder approval to extend such term. Upon dissolution, BGB will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. Pursuant to BGB’s Agreement and Declaration of Trust, prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the outstanding voting securities entitled to vote (as defined in the 1940 Act), may extend the life of the Fund by a period of two years or such shorter time as may be determined. The dissolution date of the Fund may be extended an unlimited number of times.

BGB was previously classified as a non-diversified investment company for purposes of the 1940 Act. As a result of ongoing operations, BGB is now classified as a diversified company as of September 25, 2015. This means that with respect to 75% of the Fund’s total assets, no more than 5% of the Fund’s total assets may be invested in any one issuer, excepting cash and cash items, U.S. government securities and securities of other investment companies. BGB may not resume operating in a non-diversified manner without first obtaining shareholder approval in accordance with the 1940 Act.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material. BGB is considered an investment company for financial reporting purposes under GAAP.

Portfolio Valuation: BGB’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BGB’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting.

Various inputs are used to determine the value of BGB’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs. The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instruments and does not necessarily correspond to BGB’s perceived risk of investing in those securities.

The following table summarizes the valuation of the BGB’s investments under the fair value hierarchy levels as of March 31, 2016:

Blackstone / GSO Strategic Credit Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace and Defense	$–	$10,146,015	$2,446,804	$12,592,819
Beverage, Food and Tobacco	–	15,619,295	3,213,088	18,832,383
Chemicals, Plastics and Rubber	–	5,342,577	13,286,431	18,629,008
Construction and Building	–	36,546,943	2,275,000	38,821,943
Energy, Oil and Gas	–	23,799,656	1,523,443	25,323,099
Environmental Industries	–	2,887,792	2,537,330	5,425,122
Healthcare and Pharmaceuticals	–	48,500,496	5,311,166	53,811,662
High Tech Industries	–	176,296,296	10,884,509	187,180,805
Hotels, Gaming and Leisure	–	13,095,161	2,736,681	15,831,842
Retail	–	42,223,062	2,238,445	44,461,507
Services - Business	–	66,987,752	15,142,291	82,130,043
Utilities Electric	–	27,316,890	12,097,384	39,414,274
Other	–	180,080,725	–	180,080,725
Corporate Bonds
Energy, Oil and Gas	–	14,367,312	6,774,084	21,141,396
Other	–	243,204,751	–	243,204,751
Common Stock	–	152,542	–	152,542
Total	$–	$906,567,265	$80,466,656	$987,033,921

*    Refer to each Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BGB has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Strategic Credit Fund	Floating Rate Loan Interests	Common Stock	Corporate Bonds	Total
Balance as of December 31, 2015	$129,630,453	$2,437,065	$6 ,520,300	$138,587,818
Accrued discount/ premium	29,401	-	(4,091)	25,310
Return of Capital	-	-	-	-
Realized Gain/(Loss)	(141,237)	2,437,065	-	2,295,828
Change in Unrealized Appreciation/(Depreciation)	(2,207,712)	(2,437,065)	257,875	(4,386,902)
Purchases	2,998,000	-	-	2,998,000
Sales Proceeds	(5,291,960)	(2,437,065)	-	(7,729,025)
Transfer into Level 3	15,595,390	-	-	15,595,390
Transfer out of Level 3	(66,919,763)	-	-	(66,919,763)
Balance as of March 31, 2016	$73,692,572	$-	$6,774,084	$80,466,656
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at March 31, 2016	$(4,064,909)	$-	$257,874	$(3,807,035)

Information about Level 3 fair value measurements as of March 31, 2016:

Blackstone / GSO Strategic Credit Fund	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range
Assets
Floating Rate Loan Interests	$73,692,572	Third-party vendor pricing service	Vendor quotes	N/A
Corporate Bonds	$6,774,084	Comparable Company	Market Yield	15.27%

The Fund evaluates transfers into or out of Level 1, 2 and 3 as of the end of the reporting period. There were no transfers between Level 1 and 2 during the period. Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR SECURED LOANS

BGB will seek to achieve its investment objectives by investing primarily in U.S. corporate fixed income instruments, including Loans and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB's Managed Assets (as defined below) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics. BGB defines "Managed Assets" as total assets (including any assets attributable to any leverage used) minus the sum of BGB's accrued liabilities (other than liabilities incurred for any leverage). At March 31, 2016, 97.95% of BGB’s Managed Assets were held in corporate fixed income instruments, including Senior Secured Loans.

First lien secured loans hold a senior position in the capital structure of a business entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the borrower of the Loan (the "Borrower") that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual loan remaining maturities may be substantially less than their stated maturities. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to senior obligations of the Borrower. At March 31, 2016, BGB had invested $173,775,740 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGB typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGB, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

Loans may not be considered "securities," and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

BGB may acquire Loans through assignments or participations. BGB typically acquires these Loans through assignment, and if BGB acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BGB may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BGB must acquire a Loan through a participation. BGB had no outstanding participations as of March 31, 2016.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a 364‐day revolving line of credit ("Leverage Facility") dated December 21, 2012, as amended at December 20, 2013, December 19, 2014, and December 18, 2015 to borrow up to a limit of $425 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 0.80% above LIBOR, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is one (1) week or one (1), two (2), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable is 0.15% on the undrawn amounts when drawn amounts exceed 75% of the borrowing limit and 0.25% on the undrawn amount at any other time. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further 364‐day period with the consent of the lending bank. At March 31, 2016, BGB had borrowings outstanding under its Leverage Facility of $330 million, at an interest rate of 1.23%. Due to the short term nature of the Agreement, face value approximates fair value at March 31, 2016. This fair value is based on Level 2 inputs under the three‐tier fair valuation hierarchy (see Note 2). For the quarter ended March 31, 2016, the average borrowings under BGB's Leverage Facility and the average interest rate were $317,670,330 and 1.21%, respectively.

Under the Agreement, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian, The Bank of New York Mellon. As of March 31, 2016, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Fund did not utilize leverage. During periods when BGB is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if the Fund did not use leverage because the fees paid are calculated on the basis of the Fund's Managed Assets, which include the assets purchased through leverage. As of March 31, 2016, BGB's leverage represented 32.77% of the Fund’s Managed Assets.

NOTE 5. UNREALIZED APPRECIATION/(DEPRECIATION)

On March 31, 2016, based on a cost of $1,127,391,210 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,943,445 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $146,300,734, resulting in net unrealized depreciation of $140,357,289.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Strategic Credit Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 26, 2016

By:	/s/ Dohyun Lee-Silvestri
Dohyun Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 26, 2016

By:	/s/ Dohyun Lee-Silvestri
Dohyun Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 26, 2016